Share based compensation (Details 2) - Stock Options [Member]	9 Months Ended
Sep. 30, 2024 $ / shares shares
Exercise price 154.39 [Member]
Statement [Line Items]
Exercise price of options outstanding	$ 154.39
Number of share options outstanding | shares	228
Weighted average remaining contractual life of outstanding share options	1 year 4 months 28 days
Exercise price of exercisable Share options	$ 154.39
Number of share options exercisable in share-based payment arrangement	228
Exercise price 2.25 [Member]
Statement [Line Items]
Exercise price of options outstanding	$ 5.25
Number of share options outstanding | shares	29,500
Weighted average remaining contractual life of outstanding share options	1 year 11 months 26 days
Exercise price of exercisable Share options	$ 5.25
Number of share options exercisable in share-based payment arrangement	29,500
Exercise price 6.97 [Member]
Statement [Line Items]
Exercise price of options outstanding	$ 6.97
Number of share options outstanding | shares	42,456
Weighted average remaining contractual life of outstanding share options	1 year 11 months 19 days
Exercise price of exercisable Share options	$ 7.30
Number of share options exercisable in share-based payment arrangement	34,123
Exercise price 156.55 [Member]
Statement [Line Items]
Exercise price of options outstanding	$ 156.55
Number of share options outstanding | shares	228
Weighted average remaining contractual life of outstanding share options	1 year 5 months 23 days
Exercise price of exercisable Share options	$ 156.55
Number of share options exercisable in share-based payment arrangement	228
Exercise price 5.60 [Member]
Statement [Line Items]
Exercise price of options outstanding	$ 5.60
Number of share options outstanding | shares	12,500
Weighted average remaining contractual life of outstanding share options	1 year 11 months 4 days
Exercise price of exercisable Share options	$ 5.60
Number of share options exercisable in share-based payment arrangement	4,167